                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2006
Check here if Amendment  [   ]; Amendment Number:_____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York           August 9, 2006
[Signature]                       [City, State]                  [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                       0
                                            ---------------------------

Form 13F  Information Table Entry Total:                 95
                                            ---------------------------

Form 13F  Information Table Value Total:           $216,963,182
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.             Form 13F File Number            Name
         ---             --------------------            ----

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                           PERIOD ENDED: JUNE 30, 2006

                                                                                Item 6:                        Item 8:
                                                                         ---------------------         ----------------------
                                                                         Investment Discretion            Voting Authority
                                  Item 3:    Item 4:        Item 5:      ---------------------         ----------------------
                         Item 2: --------- ---------- ------------------         (b)                               (b)
        Item 1:         --------   SEDOL/     Fair      SHARES                  Shared   (c)   Item 7:            Shared
     --------------     Title of   CUSIP     Market      PRN     SH PUT/   (a)    As   Shared  -------    (a)       As    (c)
     Name of Issuer       Class    Number     Value     Amount  PRN CALL  Sole Defined  Other  Manager    Sole   Defined None
     --------------     -------- --------- ---------- --------- --- ----  ---- ------- ------  ------- --------- ------- ----
ADOBE SYSTEMS INC          COM   00724F101 $1,763,916    58,100  SH               x               1       58,100
ADVANCED MEDICAL OPTICS    COM   00763M108 $2,915,250    57,500  SH               x               1       57,500
AMDOCS LTD                 COM     2256908 $2,518,080    68,800  SH               x               1       68,800
AMERICAN EXPRESS CO        COM   025816109 $2,799,372    52,600  SH               x               1       52,600
AMERICAN INTERNATIONAL
GROUP                      COM   026874107 $1,901,410    32,200  SH               x               1       32,200
AMGEN INC                  COM   031162100 $1,095,864    16,800  SH               x               1       16,800
ANGLOGOLD ASHANTI-SPON
ADR                        ADR   035128206 $2,232,768    46,400  SH               x               1       46,400
APACHE CORP                COM   037411105 $  784,875    11,500  SH               x               1       11,500
APPLE COMPUTER INC         COM   037833100 $1,907,091    33,300  SH               x               1       33,300
ARCHER-DANIELS-MIDLAND
CO                         COM   039483102 $2,150,688    52,100  SH               x               1       52,100
AUTODESK INC               COM   052769106 $3,246,132    94,200  SH               x               1       94,200
AUTOMATIC DATA
PROCESSING                 COM   053015103 $2,752,745    60,700  SH               x               1       60,700
BEA SYSTEMS INC            COM   073325102 $1,903,286   145,400  SH               x               1      145,400
BEST BUY CO INC            COM   086516101 $1,870,044    34,100  SH               x               1       34,100
BHP BILLITON LTD-SPON
ADR                        ADR   088606108 $2,063,053    47,900  SH               x               1       47,900
CAPITAL ONE FINANCIAL
CORP                       COM   14040H105 $1,931,170    22,600  SH               x               1       22,600
CATERPILLAR INC            COM   149123101 $1,593,872    21,400  SH               x               1       21,400
CENTENNIAL COAL COMPANY
LTD                        COM     6185622 $  333,103   144,057  SH               x               1      144,057
CENTEX CORP                COM   152312104 $2,107,570    41,900  SH               x               1       41,900
SCHWAB (CHARLES) CORP      COM   808513105 $1,901,620   119,000  SH               x               1      119,000
CISCO SYSTEMS INC          COM   17275R102 $2,232,279   114,300  SH               x               1      114,300
CIT GROUP INC              COM   125581108 $2,002,707    38,300  SH               x               1       38,300
CLEAR MEDIA LTD            COM     6424303 $2,310,068 1,993,500  SH               x               1    1,993,500
COACH INC                  COM   189754104 $2,753,790    92,100  SH               x               1       92,100
CORNING INC                COM   219350105 $2,784,269   115,100  SH               x               1      115,100
COVANCE INC                COM   222816100 $2,283,506    37,300  SH               x               1       37,300
DICK'S SPORTING GOODS
INC                        COM   253393102 $3,666,960    92,600  SH               x               1       92,600
ELECTRONIC ARTS INC        COM   285512109 $1,299,808    30,200  SH               x               1       30,200
ENCANA CORP                COM   292505104 $1,721,328    32,700  SH               x               1       32,700
ESPRIT HOLDINGS LTD        COM     6321642 $3,764,868   461,200  SH               x               1      461,200
FREEPORT-MCMORAN
COPPER-B                   COM   35671D857 $1,523,775    27,500  SH               x               1       27,500
GENENTECH INC              COM   368710406 $2,323,120    28,400  SH               x               1       28,400
GENERAL ELECTRIC CO        COM   369604103 $3,352,032   101,700  SH               x               1      101,700
GILEAD SCIENCES INC        COM   375558103 $2,833,764    47,900  SH               x               1       47,900
GOLDMAN SACHS GROUP INC    COM   38141G104 $1,534,386    10,200  SH               x               1       10,200
GOOGLE INC-CL A            COM   38259P508 $3,438,506     8,200  SH               x               1        8,200

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                           PERIOD ENDED: JUNE 30, 2006

                                                                                Item 6:                        Item 8:
                                                                         ---------------------         ----------------------
                                                                         Investment Discretion            Voting Authority
                                  Item 3:    Item 4:        Item 5:      ---------------------         ----------------------
                         Item 2: --------- ---------- ------------------         (b)                               (b)
        Item 1:         --------   SEDOL/     Fair      SHARES                  Shared   (c)   Item 7:            Shared
     --------------     Title of   CUSIP     Market      PRN     SH PUT/   (a)    As   Shared  -------    (a)       As    (c)
     Name of Issuer       Class    Number     Value     Amount  PRN CALL  Sole Defined  Other  Manager    Sole   Defined None
     --------------     -------- --------- ---------- --------- --- ----  ---- ------- ------  ------- --------- ------- ----
HALLIBURTON CO             COM   406216101 $2,879,348    38,800  SH               x               1       38,800
HONEYWELL INTERNATIONAL
INC                        COM   438516106 $2,361,580    58,600  SH               x               1       58,600
HONG KONG EXCHANGES &
CLEAR                      COM     6267359 $1,877,969   292,000  SH               x               1      292,000
HSBC HOLDINGS PLC-SPONS
ADR                        ADR   404280406 $3,599,114    40,737  SH               x               1       40,737
HUTCHISON WHAMPOA LTD      COM     6448068 $3,164,864   346,690  SH               x               1      346,690
INFOSYS TECHNOLOGIES-SP
ADR                        ADR   456788108 $2,544,453    33,300  SH               x               1       33,300
J CREW GROUP INC           COM   46612H402 $   68,625     2,500  SH               x               1        2,500
JOY GLOBAL INC             COM   481165108 $2,211,221    42,450  SH               x               1       42,450
JPMORGAN CHASE & CO        COM   46625H100 $2,058,000    49,000  SH               x               1       49,000
KB HOME                    COM   48666K109 $1,889,020    41,200  SH               x               1       41,200
KOOKMIN BANK-SPON ADR      ADR   50049M109 $2,084,806    25,100  SH               x               1       25,100
LEHMAN BROTHERS
HOLDINGS INC               COM   524908100 $3,961,120    60,800  SH               x               1       60,800
LI & FUNG LTD              COM     6286257 $3,579,672 1,770,800  SH               x               1    1,770,800
LIFE TIME FITNESS INC      COM   53217R207 $3,701,600    80,000  SH               x               1       80,000
LMS MEDICAL SYSTEMS INC    COM   502089105 $1,096,500   645,000  SH               x               1      645,000
MANNKIND CORP              COM   56400P201 $2,746,859   128,900  SH               x               1      128,900
MANPOWER INC               COM   56418H100 $2,764,880    42,800  SH               x               1       42,800
MARVELL TECHNOLOGY
GROUP LTD                  COM     2594653 $2,265,263    51,100  SH               x               1       51,100
MASSEY ENERGY CO           COM   576206106 $3,171,600    88,100  SH               x               1       88,100
MERRILL LYNCH & CO INC     COM   590188108 $2,031,152    29,200  SH               x               1       29,200
MITSUBISHI UFJ FINL
GRP-ADR                    ADR   606822104 $4,274,280   306,400  SH               x               1      306,400
MONSANTO CO                COM   61166W101 $3,881,159    46,100  SH               x               1       46,100
NIDEC CORP                 COM     6640682 $4,162,325    58,100  SH               x               1       58,100
NOKIA CORP-SPON ADR        ADR   654902204 $1,949,012    96,200  SH               x               1       96,200
NORFOLK SOUTHERN CORP      COM   655844108 $2,208,630    41,500  SH               x               1       41,500
OCCIDENTAL PETROLEUM
CORP                       COM   674599105 $1,856,155    18,100  SH               x               1       18,100
PACIFIC BASIN SHIPPING
LTD                        COM     B01RQM3 $3,565,838 7,856,000  SH               x               1    7,856,000
PARKER HANNIFIN CORP       COM   701094104 $2,770,320    35,700  SH               x               1       35,700
PEABODY ENERGY CORP        COM   704549104 $2,781,925    49,900  SH               x               1       49,900
PEPSICO INC                COM   713448108 $1,404,936    23,400  SH               x               1       23,400
PFIZER INC                 COM   717081103 $3,867,856   164,800  SH               x               1      164,800
PHELPS DODGE CORP          COM   717265102 $  230,048     2,800  SH               x               1        2,800
PMC - SIERRA INC           COM   69344F106 $1,285,920   136,800  SH               x               1      136,800
PRAXAIR INC                COM   74005P104 $2,700,000    50,000  SH               x               1       50,000
PROCTER & GAMBLE CO        COM   742718109 $1,212,191    21,802  SH               x               1       21,802
QUALCOMM INC               COM   747525103 $1,674,926    41,800  SH               x               1       41,800

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                           PERIOD ENDED: JUNE 30, 2006

                                                                                Item 6:                        Item 8:
                                                                         ---------------------         ----------------------
                                                                         Investment Discretion            Voting Authority
                                  Item 3:    Item 4:        Item 5:      ---------------------         ----------------------
                         Item 2: --------- ---------- ------------------         (b)                               (b)
        Item 1:         --------   SEDOL/     Fair      SHARES                  Shared   (c)   Item 7:            Shared
     --------------     Title of   CUSIP     Market      PRN     SH PUT/   (a)    As   Shared  -------    (a)       As    (c)
     Name of Issuer       Class    Number     Value     Amount  PRN CALL  Sole Defined  Other  Manager    Sole   Defined None
     --------------     -------- --------- ---------- --------- --- ----  ---- ------- ------  ------- --------- ------- ----
ROPER INDUSTRIES INC       COM   776696106 $2,515,150    53,800  SH               x               1       53,800
SA SA INTERNATIONAL
HLDGS                      COM     6003401 $1,961,006 5,538,000  SH               x               1    5,538,000
SAMSUNG ELECTRONICS CO
LTD                        COM     6771720 $2,901,673     4,564  SH               x               1        4,564
SAP AG-SPONSORED ADR       ADR   803054204 $2,121,808    40,400  SH               x               1       40,400
SINGAPORE EXCHANGE LTD     COM     6303866 $1,751,882   822,750  SH               x               1      822,750
SIRIUS SATELLITE RADIO
INC                        COM   82966U103 $1,834,925   386,300  SH               x               1      386,300
SONUS NETWORKS INC         COM   835916107 $  395,010    79,800  SH               x               1       79,800
SONY CORP-SPONSORED ADR    ADR   835699307 $2,135,940    48,500  SH               x               1       48,500
STATION CASINOS INC        COM   857689103 $1,082,472    15,900  SH               x               1       15,900
SYMANTEC CORP              COM   871503108 $1,003,884    64,600  SH               x               1       64,600
TEXTRON INC                COM   883203101 $2,286,064    24,800  SH               x               1       24,800
THE WALT DISNEY CO.        COM   254687106 $1,935,000    64,500  SH               x               1       64,500
TIBCO SOFTWARE INC         COM   88632Q103 $  834,015   118,300  SH               x               1      118,300
TOYOTA MOTOR CORP          COM     6900643 $3,757,488    71,800  SH               x               1       71,800
TRANSOCEAN INC             COM     2821287 $1,277,088    15,900  SH               x               1       15,900
UBS AG-NEW                 COM     B17MV57 $6,417,450    58,500  SH               x               1       58,500
UNITED PARCEL
SERVICE-CL B               COM   911312106 $1,465,474    17,800  SH               x               1       17,800
VALERO ENERGY CORP         COM   91913Y100 $2,379,154    35,766  SH               x               1       35,766
WAL-MART STORES INC        COM   931142103 $1,984,604    41,200  SH               x               1       41,200
WEATHERFORD INTL LTD       COM     2962421 $1,265,310    25,500  SH               x               1       25,500
WHOLE FOODS MARKET INC     COM   966837106 $1,738,816    26,900  SH               x               1       26,900
YAHOO! INC                 COM   984332106 $3,451,800   104,600  SH               x               1      104,600
ZIMMER HOLDINGS INC        COM   98956P102 $  986,928    17,400  SH               x               1       17,400

THE FOLLOWING OPTIONS LISTED WITH RESPECT TO MANAGER ABOVE.